Dividends on ordinary shares and preference shares (Narrative) (Details)	1 Months Ended		5 Months Ended	12 Months Ended
	Jul. 31, 2021 GBP (£)	Feb. 28, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2021 $ / shares	Jun. 08, 2005 $ / shares	Mar. 15, 2005 € / shares
Dividends paid, ordinary shares				£ 794,000,000	£ 263,000,000
Dividends on preference shares and other shareholders equity				27,000,000	42,000,000
Other equity instruments coupons paid				631,000,000	677,000,000
Ordinary share capital
Dividends paid, ordinary shares				794,000,000	263,000,000
Dividends paid, relating to prior years				£ 174,000,000	263,000,000
Dividends, interim	£ 100,000,000	£ 520,000,000	£ 200,000,000		£ 0
Dividends paid on ordinary shares (in GBP per share) | £ / shares				£ 0.34	£ 0.11
Preference share capital
Dividends on preference shares and other shareholders equity				£ 27,000,000	£ 42,000,000
4.75% Euro preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares				£ 14.37	£ 439.21
Par value (in USD per share) | € / shares								€ 100
6.278% US$100 preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares				£ 459.69	£ 485.75
Other equity instruments coupons paid				£ (0.06278)
Par value (in USD per share) | $ / shares						$ 100	$ 100,000,000